Trade receivables, reseller financing and other receivables - Composition of Reseller Financing (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of trade receivables [line items]
Allowance for expected credit losses	R$ (134,383)	R$ (173,287)
Reseller financing	1,055,503	1,061,347
Current	504,862	559,825
Non-current	550,641	501,522
Reseller Financing - Ipiranga [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	R$ 1,189,886	R$ 1,234,634